Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents
21 Cash and cash equivalents

	Note	2019 US$m	2018 US$m
Cash at bank and in hand		978	740
Money market funds and other cash equivalents		7,049	10,033
Balance per Group balance sheet		8,027	10,773
Bank overdrafts repayable on demand (unsecured)	22	—	(1)
Cash and cash equivalents included in Assets held for sale	19	—	117
Balance per Group cash flow statement		8,027	10,889

Restricted cash and cash equivalent analysis
Cash and cash equivalents of US$315 million (2018: US$186 million) are held in countries where there are restrictions on remittances. Of this balance, US$245 million (2018: US$142 million) could be used to repay subsidiaries’ third-party borrowings.
There are also restrictions on a further US$1,644 million (2018: US$1,090 million) of cash and cash equivalents, the majority of which is held by partially owned subsidiaries and is not available for use in the wider Group due to legal and contractual restrictions currently in place. Of this balance US$1,442 million (2018: US$864 million) could be used to repay subsidiaries’ third-party borrowings.